Stockholders' Equity and Stock-Based Compensation - Weighted Average Grant Date Fair Value of Options and Restricted Stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Per share of options granted	$ 13.46	$ 13.81	$ 12.07
Per share of restricted stock and restricted stock units granted	$ 36.33	$ 29.36	$ 24.88